EQUITY - Changes in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in other comprehensive income
Balance	R$ 11,461	R$ 25,468
Exchange variation	11,239	(17,232)	R$ 21,679
Losses from future contracts	(1,595)
Gains from future contracts		42
Reclassification of gains cash flow hedge for goodwill/capex		3,128
Gains (losses) on financial assets available for sale	223	55
Balance	21,328	11,461	25,468
Financial instruments available for sale
Changes in other comprehensive income
Balance	(8,881)	(8,936)
Gains (losses) on financial assets available for sale	223	55
Balance	(8,658)	(8,881)	(8,936)
Derivative transactions
Changes in other comprehensive income
Balance	3,549	379
Losses from future contracts	(1,595)
Gains from future contracts		42
Reclassification of gains cash flow hedge for goodwill/capex		3,128
Balance	1,954	3,549	379
Currency translation effects - foreign investments
Changes in other comprehensive income
Balance	16,793	34,025
Exchange variation	11,239	(17,232)
Balance	R$ 28,032	R$ 16,793	R$ 34,025